Financial Assets at Fair Value through Other Comprehensive Income - Summary of Financial Assets at Fair Value through Other Comprehensive Income (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	¥ 3,323	$ 477	¥ 3,903
Listed in the PRC [member]
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	143		147
Listed outside the PRC [member]
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	3,125		3,698
Unlisted [member]
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	¥ 55		¥ 58